Domestic and Foreign Income Loss from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
U.S.	$ 176,820	$ 26,888	$ (20,097)
Foreign	287,821	273,805	370,154
Income from continuing operations before income taxes	$ 464,641	$ 300,693	$ 350,057